Intellectual Property and Collaborative Agreements	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Intellectual Property and Contractual Agreements [Abstract]
Intellectual Property and Collaborative Agreements

Note 5 — Intellectual Property and Collaborative Agreements

Tekmira — In November 2012, we and Tekmira entered into a license agreement pursuant to which Tekmira was granted a worldwide, non-exclusive and selectively sub-licensable license to develop and commercialize products using our UNA technology. We received a $0.3 million upfront payment and an additional $0.2 million received in April 2013. This agreement was transferred to Arcturus as part of the patent assignment and license agreement in August 2013.

Novosom — In July 2010, we entered into an agreement pursuant to which we acquired the intellectual property for Novosom’s SMARTICLES-based liposomal delivery system. During 2013, as a result of the payment received from Mirna for additional compounds, we opted to record a $0.15 million cash payable and reserve an additional 0.45 million shares for future issuance. All balances due Novosom, both cash and stock, were paid or issued in March 2014.

Note 10 — Intellectual Property and Collaborative Agreements

Arcturus - In August 2013, we and Arcturus entered into a patent assignment and license agreement pursuant to which Arcturus was granted an assignment of select RNA related patents and certain transferable agreements, including agreements with Roche, dated February 2009, and the Tekmira agreement. We received an irrevocable, royalty-free, worldwide, non-exclusive sublicense to use the transferred technologies in the development and commercialization of our products. As compensation under this agreement, we received a one-time payment of $0.8 million.

Tekmira - In November 2012, we and Tekmira entered into a license agreement pursuant to which Tekmira was granted a worldwide, non-exclusive and selectively sub-licensable license to develop and commercialize products using our UNA technology. We received a $0.3 million upfront payment and an additional $0.2 million received in April 2013. This agreement was transferred to Arcturus as part of the patent assignment and license agreement in August 2013.

Novartis – In August 2012, we and Novartis entered into a worldwide, non-exclusive license agreement for our CRN technology for the development of both single and double-stranded oligonucleotide therapeutics. We received a $1.0 million upfront payment for the license.

Avecia – In May 2012, we and Avecia entered into an agreement pursuant to which Avecia was granted exclusive rights to develop, supply and commercialize certain oligonucleotide constructs using our CRN chemistry. We will receive royalties in the single digit percentages from the sale of CRN-based oligonucleotide reagents. We will also receive cGMP material for our development and commercialization needs.

Monsanto – In May 2012, we entered into a worldwide exclusive license agreement with Monsanto for rights to our delivery and chemistry technologies. The agreement granted to Monsanto a security interest in that portion of our intellectual property that is the subject of the agreement. Under the terms of the agreement, we received a $1.5 million initiation fee and may receive royalties on product sales in the low single digit percentages. Monsanto may terminate the agreement at any time in whole or as to any rights granted thereunder by giving us three month prior written notice. In August 2012, we amended the agreement whereby Monsanto paid us $0.05 million to perform designated R&D and manufacturing services.

ProNAi — In March 2012, we entered into an exclusive agreement with ProNAi regarding the development and commercialization of ProNAi’s proprietary DNAi-based therapeutics utilizing our SMARTICLES delivery technology. The agreement provides that ProNAi will have full responsibility for the development and commercialization of any products arising under the agreement. Under terms of the agreement, we could receive up to $14.0 million for each gene target in upfront, clinical and commercialization milestone payments, as well as royalties on product sales in the single digit percentages. Either party may terminate the agreement upon the occurrence of a default by the other party, or upon certain events involving insolvency of either party. ProNAi may terminate the agreement upon ninety day written notice. In October 2012, we and ProNAi agreed to a $0.2 million reduction of a fee in exchange for accelerated payment, which was recorded as a decrease in revenue and accounts receivable.

Mirna — In December 2011, we entered into agreement with Mirna relating to the development and commercialization of miRNA-based therapeutics utilizing Mirna’s proprietary miRNAs and our SMARTICLES delivery technology. The agreement provides that Mirna will have full responsibility for the development and commercialization of any products arising under the agreement and that we will support pre-clinical and process development efforts. Under terms of the agreement, we could receive up to $63.0 million in upfront, clinical and commercialization milestone payments, as well as royalties on product sales in the low single digit percentages. Either party may terminate the agreement upon the occurrence of a default by the other party. Mirna has the right to terminate the agreement upon 60 days prior written notice.

In November 2012, the Phase 1 clinical development milestone owed to us was amended from $0.25 million to $0.15 million in exchange for acceleration of payment terms. In May 2012, Mirna initiated their Phase 1 clinical trial.

In December 2013, the agreement was amended to add the right for Mirna to select additional compounds for development. Mirna identified three selected compounds for an upfront payment of $1.0 million. Future additional selections can be identified for an upfront payment of $0.5 million per selection. All other per compound payments remain unchanged, except that no royalties will be owed on sales of the original licensed compound.

Debiopharm S.A. — In February 2011, we entered into a research and license agreement with Debiopharm pursuant to which we granted to Debiopharm an exclusive license to develop and commercialize our pre-clinical program in bladder cancer. Debiopharm terminated the agreement for commercial and operational reasons in October 2012. We realized $0.6 million of revenue, initially deferred, on contract termination.

Valeant Pharmaceuticals — In March 2010, we acquired intellectual property related to CRN technology from Valeant for a licensing fee recorded as R&D expense. Subject to meeting certain milestones, we may be obligated to make a development milestone payments of $5.0 million and $2.0 million within 180 days of FDA approval of a New Drug Application for our first and second CRN related product, respectively. As of December 31, 2013, we had not satisfied any conditions triggering milestone payments. Valeant is entitled to receive low single-digit percentage based earn-out payments on commercial sales and revenue from sublicensing. In 2012, we recorded a $0.13 million liability related to sub-license revenue earn-out payments. The agreement requires us to use commercially reasonable efforts to develop and commercialize at least one covered product and if we have not made earn-out payments of at least $5.0 million prior to March 2016, we are required to pay Valeant an annual amount equal to $0.05 million per assigned patent which shall be creditable against other payment obligations. The term of our financial obligations under the agreement shall end, on a country-by-country basis, when there no longer exists any valid claim in such country. We may terminate the agreement upon 30 days written notice, or upon 10 days written notice in the event of adverse results from clinical studies. Upon termination, we are obligated to pay all accrued amounts due, but shall have no future payment obligations.

Novosom — In July 2010, we entered into an agreement pursuant to which we acquired the intellectual property for Novosom’s SMARTICLES-based liposomal delivery system. We issued to Novosom 0.14 million shares of our common stock with a value of $3.8 million as consideration for the acquired assets, which was recorded as an R&D expense. As additional consideration, we will pay an amount equal to 30% of the value of each upfront (or combined) payment received by us in respect of the license or disposition of SMARTICLES technology or related product, up to a maximum of $3.3 million, which will be paid in a combination of cash and/or shares of our common stock, at our discretion. In December 2011, we recognized $0.1 million as R&D expense for additional consideration paid to Novosom for an upfront payment receipt. During 2012, we reserved 0.51 million shares of common stock for future issuance with no cash component as additional consideration as a result of the license agreements that we entered into with Mirna and Monsanto. During 2013, as a result of the payment received from Mirna for additional compounds, we opted to record a $0.15 million cash payable and reserve an additional 0.45 million shares for future issuance. All balances due Novosom, both cash and stock, were paid or issued in March 2014.

Roche — In February 2009, we entered into an agreement with Roche, pursuant to which we granted Roche a worldwide, irrevocable, non-exclusive license to a portion of our technology platform, for the development of RNAi-based therapeutics for a licensing fee of $5.0 million. In October 2011, Roche successfully divested its RNAi assets, including our licensed technology, and paid us $1.0 million for our agreement to the assignment and delegation of Roche’s non-exclusive license rights. This payment was recognized as revenue in 2011.

University of Helsinki — In June 2008, we entered into a collaboration agreement with Dr. Pirjo Laakkonen and the Biomedicum Helsinki. The agreement terminated in June 2012. After termination, we may still be obligated to make development milestone payments of up to €0.275 million for each product developed. At December 31, 2013, none of the milestone triggers had been met. In addition, upon the first commercial sale of a product, we are required to pay an advance of €0.25 million credit against future royalties. We will owe in low single digit percentage royalty payments on product sales.

Ribotask — In October 2008, Ribotask granted us an exclusive, sub-licensable license allowing us to develop and commercialize therapeutics using UNA technology in exchange for $0.5 million. In August 2013, this agreement was transferred to Arcturus as part of the patent assignment and license agreement.